Related Party Transactions - (Parenthetical) (Detail) - USD ($) $ in Thousands, shares in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2017
Related Party Transaction [Line Items]
Long-term Debt, Gross	$ 81,237	$ 123,044		$ 103,435
Seahawk LSA [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Long-term Debt, Gross	$ 19,198	$ 18,446		19,198
Class of warrant or right, issued during the period	13.5	13.5
Intelsat [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Long-term Debt, Gross	$ 52,039	$ 50,000		52,039
Class of warrant or right, issued during the period	20.2	20.2
Jason And Marian Joh Andrews [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Long-term Debt, Gross	$ 10,000	$ 12,500		$ 12,500
Notes issued			$ 12,500
Stock repurchased during period, shares			11.5
X-Bow [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	17.90%				20.60%
Palantir Technologies Inc [Member] | Blacksky Technology [Member]
Related Party Transaction [Line Items]
Amounts of transaction	$ 8,000